Changes in Benefit Obligations and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 357.0	$ 265.8
Service cost	9.9	7.3	$ 9.3
Interest cost	14.4	13.0	12.8
Change in discount rate	(47.6)	58.9
Experience	9.6	(0.5)
Other assumption changes	(1.0)	18.4
Plan amendments	0.3
Benefits paid	(18.0)	(5.9)
Benefit obligation at end of year	324.6	357.0	265.8
Fair value of plan assets at beginning of year	253.8	223.6
Actual return on plan assets	(2.5)	29.4
Company contributions	6.7	6.7
Benefits paid	(18.0)	(5.9)
Fair value of plan assets at end of year	240.0	253.8	223.6
Funded status recognized in the balance sheet	(84.6)	(103.2)
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	237.3	205.0
Service cost	14.4	13.5	13.5
Interest cost	7.0	8.2	7.3
Change in discount rate	(9.7)	40.4
Experience	(7.7)	1.0
Other assumption changes	(2.2)	(1.9)
Plan participants' contributions	0.2	0.2
Plan amendments	0.2	0.9
Benefits paid	(8.4)	(8.3)
Curtailments	(0.8)	0.1
Special termination benefits	0.1		0.5
Other	(0.2)	(0.5)
Translation difference	(14.4)	(21.3)
Benefit obligation at end of year	215.8	237.3	205.0
Fair value of plan assets at beginning of year	108.0	99.9
Actual return on plan assets	(1.4)	14.2
Company contributions	9.6	9.4
Plan participants' contributions	0.1	0.2
Benefits paid	(8.4)	(8.3)
Other	(0.2)	(0.2)
Translation difference	(4.3)	(7.2)
Fair value of plan assets at end of year	103.4	108.0	$ 99.9
Funded status recognized in the balance sheet	$ (112.4)	$ (129.3)